Taxes	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
TAXES

20.    TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

Reitar Logtech Engineering Limited and Reitar Capital Partners Limited are incorporated in the BVI and are not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Kamui Development Group Limited, Kamui Cold Chain Engineering & Service Limited, Kamui Construction & Engineering Group Limited and Kamui Logistics Automation System Limited, Reitar Logtech Group Limited, Reitar Cold Chain Limited, Reitar Properties Leasing Limited, Reithub Consulting Limited, Reitar Asset Management Limited, Cogen Advisory Limited and Cogen Investment (WS) Limited are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Under Hong Kong tax law, all the above-mentioned Hong Kong companies are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Significant components of the income tax expenses are as follows:

	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Current:
Hong Kong	4,163,246	1,994,996	5,806,012	741,897
Total income tax expenses	4,163,246	1,994,996	5,806,012	741,897

The following table reconciles Cayman Islands statutory rates to the effective tax rate:

	Years ended March 31,
	2022	2023	2024
Income tax rate in the Cayman Islands, permanent tax holiday	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Income not taxable	—	(2.8)%	—
Under provision of prior year	—	(0.4)%	—
Tax concession	(0.8)%	(0.6)%	(0.7)%
Change in valuation allowance (note (a))	2.1%	8.4%	7.0%
Effective tax rate	17.8%	21.1%	22.8%

Note:

(a)      Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2022, 2023 and 2024 from certain subsidiaries of the Company in Hong Kong.

Deferred tax

The deferred tax assets which are principally comprised of net operating losses. The deferred tax assets consist of the following components:

	As of March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Deferred tax assets	643,500	1,437,150	2,350,700	300,374
Valuation allowance	(643,500)	(1,437,150)	(2,350,700)	(300,374)
Net deferred tax assets	—	—	—	—

Movements of valuation allowance were as follows:

	For the years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Balance, beginning of the year	(153,450)	(643,500)	(1,437,150)	(183,640)
Additions	(490,050)	(793,650)	(913,550)	(116,734)
Balance, end of the year	(643,500)	(1,437,150)	(2,350,700)	(300,374)

As of March 31, 2022, 2023 and 2024, the Company had HK$3,900,000, HK$8,710,000 and HK$14,246,600 (US$1,820,442) of net operating loss carryforwards available to reduce future taxable income, respectively. All the net operating loss carryforwards will carryforward indefinitely.

During the years ended March 31, 2022, 2023 and 2024, the Company recognized the valuation allowance of HK$490,050, HK$793,650 and HK$913,550 (US$116,734), respectively, against its deferred tax asset. Management determined it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the years ended March 31, 2022, 2023 and 2024.